Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Short FTSE China 50 (YXI)
ProShares Ultra FTSE China 50 (XPP)
ProShares UltraShort FTSE China 50 (FXP)ProShares Short MSCI Emerging Markets (EUM)
ProShares Ultra MSCI Emerging Markets (EET)
ProShares UltraShort MSCI Emerging Markets (EEV)
(each a “Fund” and, collectively, the “Funds”)Supplement dated March 23, 2022to each Fund’s Summary Prospectus and Statutory Prospectusdated October 1, 2021, each as supplemented or amended* * * * *Effective immediately, the “Exposure to Chinese Investments Risk” disclosure in the “Principal Risks” section of the Summary Prospectuses for each of the ProShares Short FTSE China 50, ProShares Ultra FTSE China 50, and ProShares UltraShort FTSE China 50 is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.Effective immediately, the “Exposure to Chinese Investments Risk” disclosure in the “Additional Information Regarding Principal Risks” section of the Statutory Prospectus for each of the ProShares Short FTSE China 50, ProShares Ultra FTSE China 50, and ProShares UltraShort FTSE China 50 is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company. VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. A breach of a contractual arrangement between a U.S.-listed company and a China-based VIE would likely be subject to Chinese law and jurisdiction and, as such, could result in a lack of recourse in the event the U.S.-listed company receives an adverse ruling. There may also be conflicts of interest between the legal owners of the VIE and investors of the U.S.-listed companies.It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.Effective immediately, the following disclosure is added after the second paragraph to the “Exposure to Foreign Investments/Emerging Market Risk” in the “Principal Risks” section of the Summary Prospectuses for each of the ProShares Short MSCI Emerging Markets, ProShares Ultra MSCI Emerging Markets, and ProShares UltraShort MSCI Emerging Markets:To the extent the Fund invests in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.PROSHARES TRUSTProShares On-Demand ETF (OND)
(the “Fund”)Supplement dated March 23, 2022to the Fund’s Summary Prospectus and Statutory Prospectusdated September 27, 2021, each as supplemented or amended* * * * *Effective immediately, the “Chinese Investments Risk” disclosure in the “Principal Risks” section of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.Effective immediately, the “Exposure to Chinese Investments Risk” disclosure in the “Additional Information Regarding Principal Risks” section of the Statutory Prospectus for the Fund is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. A breach of a contractual arrangement between a U.S.-listed company and a China-based VIE would likely be subject to Chinese law and jurisdiction and, as such, could result in a lack of recourse in the event the U.S.-listed company receives an adverse ruling. There may also be conflicts of interest between the legal owners of the VIE and investors of the U.S.-listed companies.It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.
ProShares On-Demand ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Short FTSE China 50 (YXI)
ProShares Ultra FTSE China 50 (XPP)
ProShares UltraShort FTSE China 50 (FXP)ProShares Short MSCI Emerging Markets (EUM)
ProShares Ultra MSCI Emerging Markets (EET)
ProShares UltraShort MSCI Emerging Markets (EEV)
(each a “Fund” and, collectively, the “Funds”)Supplement dated March 23, 2022to each Fund’s Summary Prospectus and Statutory Prospectusdated October 1, 2021, each as supplemented or amended* * * * *Effective immediately, the “Exposure to Chinese Investments Risk” disclosure in the “Principal Risks” section of the Summary Prospectuses for each of the ProShares Short FTSE China 50, ProShares Ultra FTSE China 50, and ProShares UltraShort FTSE China 50 is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.Effective immediately, the “Exposure to Chinese Investments Risk” disclosure in the “Additional Information Regarding Principal Risks” section of the Statutory Prospectus for each of the ProShares Short FTSE China 50, ProShares Ultra FTSE China 50, and ProShares UltraShort FTSE China 50 is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company. VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. A breach of a contractual arrangement between a U.S.-listed company and a China-based VIE would likely be subject to Chinese law and jurisdiction and, as such, could result in a lack of recourse in the event the U.S.-listed company receives an adverse ruling. There may also be conflicts of interest between the legal owners of the VIE and investors of the U.S.-listed companies.It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.Effective immediately, the following disclosure is added after the second paragraph to the “Exposure to Foreign Investments/Emerging Market Risk” in the “Principal Risks” section of the Summary Prospectuses for each of the ProShares Short MSCI Emerging Markets, ProShares Ultra MSCI Emerging Markets, and ProShares UltraShort MSCI Emerging Markets:To the extent the Fund invests in China, those investments may be made through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.PROSHARES TRUSTProShares On-Demand ETF (OND)
(the “Fund”)Supplement dated March 23, 2022to the Fund’s Summary Prospectus and Statutory Prospectusdated September 27, 2021, each as supplemented or amended* * * * *Effective immediately, the “Chinese Investments Risk” disclosure in the “Principal Risks” section of the Summary Prospectus for the Fund is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.Effective immediately, the “Exposure to Chinese Investments Risk” disclosure in the “Additional Information Regarding Principal Risks” section of the Statutory Prospectus for the Fund is deleted in its entirety and replaced with the following:Exposure to Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency nonconvertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.Investments in issuers in China may include investments through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In these arrangements, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company (i.e., the U.S.-listed company) rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance (and, in turn, the Fund’s performance) and the enforceability of the VIE’s contractual arrangements with the Chinese company.VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. A breach of a contractual arrangement between a U.S.-listed company and a China-based VIE would likely be subject to Chinese law and jurisdiction and, as such, could result in a lack of recourse in the event the U.S.-listed company receives an adverse ruling. There may also be conflicts of interest between the legal owners of the VIE and investors of the U.S.-listed companies.It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.